VOYA INVESTMENT MANAGEMENT 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258

June 5, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:  Voya Equity Trust (on behalf of Voya Growth Opportunities Fund)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended, for Voya Equity Trust (“Registrant”). This Form N-14 is being filed in connection with a reorganization in which Voya Growth Opportunities Fund, a series of the Registrant, will acquire all of the assets of Voya Large Cap Growth Fund, a series of Voya Series Fund, Inc., in exchange for shares of Voya Growth Opportunities Fund and the assumption by Voya Growth Opportunities Fund of the liabilities of Voya Large Cap Growth Fund.

No fees are required in connection with this filing. Should you have any questions please feel free to contact the undersigned at 480-477-2650.

Very truly yours,

/s/ Kristen Freeman

Kristen J. Freeman

Vice President and Counsel

Voya Investment Management – Voya Family of Funds

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